Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 427,656,250.00
Previously Paid Amount	13,810.00
Total Fee Amount	59,059.33
Total Offset Amount	0.00
Net Fee	$ 45,249.33
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A